Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	CHARLIE’S HOLDINGS, INC.
Entity Central Index Key	0001134765